Consolidated Statement of Profit or Loss - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Sales of goods	S/ 1,950,075	S/ 2,115,746	S/ 1,937,767
Cost of sales	(1,260,623)	(1,463,715)	(1,378,336)
Gross profit	689,452	652,031	559,431
Operating income (expenses)
Administrative expenses	(234,711)	(227,577)	(196,069)
Selling and distribution expenses	(66,825)	(65,237)	(51,520)
Other operating (expense) income, net	(13,810)	(3,899)	6,408
Impairment to retirement of property, plant and equipment	(36,551)
Total operating expenses, net	(351,897)	(296,713)	(241,181)
Operating profit	337,555	355,318	318,250
Other income (expenses)
Finance income	7,246	3,306	2,891
Finance costs	(104,045)	(95,105)	(88,965)
Net gain (loss) on derivative financial instruments recognized at fair value through profit or loss	19	(59)	589
Net loss on settlement of derivative financial instruments recognized at fair value through profit or loss			(1,569)
Gain (loss) from exchange difference, net	4,933	(1,040)	(7,086)
Total other expenses, net	(91,847)	(92,898)	(94,140)
Profit before income tax	245,708	262,420	224,110
Income tax expense	(76,808)	(85,592)	(70,940)
Profit for the year	S/ 168,900	S/ 176,828	S/ 153,170
Earnings per share
Basic earnings per share attributable to equity holders of common shares and investment in shares of Cementos Pacasmayo S.A.A. (S/ per share) (in Nuevos Soles per share)	S/ 0.39	S/ 0.41	S/ 0.36